VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2016	Feb. 29, 2016	Dec. 31, 2016
Variable interest entities, primary beneficiary
VARIABLE INTEREST ENTITIES
Current assets			$ 146,713
Non-current assets			6,523
Total assets			153,236
Current liabilities			99,646
Total liabilities			$ 99,646
TP24
VARIABLE INTEREST ENTITIES
Equity interests in VIE (as a percent)		0.00%
TP22
VARIABLE INTEREST ENTITIES
Equity interests in VIE (as a percent)	0.00%